Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2017
Interest and Finance Costs [Abstract]
Interest and Finance Costs
Interest and finance costs are analyzed as follows:

	Year ended December 31,
	2017	2016	2015
Interest on long-term debt	11,698	6,943	1,353
Amortization of debt issuance costs	518	265	72
Other	61	27	35
Total	12,277	7,235	1,460

Interest and Finance Costs - Related Party
Interest and finance costs-related party are analyzed as follows:

	Year ended December 31,
	2017	2016	2015
Interest on long-term debt - related party	1,182	155	-
Amortization of debt issuance costs related party	13	-	-
Convertible notes interest expense	1,800	1,298	265
Convertible notes amortization of debt discount	2,127	1,163	334
Gain on extinguishment of convertible notes	-	-	(200)
Total	5,122	2,616	399